Fair Value Of Financial Instruments (Carrying Values And Fair Values For Debt) (Details) - USD ($) $ in Millions	Sep. 30, 2017	Sep. 30, 2016
Carrying Amount [Member]
Debt Instrument [Line Items]
Total debt	$ 3,771.7	$ 3,560.0
Fair Value [Member]
Debt Instrument [Line Items]
Total debt	3,972.8	3,804.9
SB/RH Holdings, LLC [Member] | Carrying Amount [Member]
Debt Instrument [Line Items]
Total debt	3,771.7	3,560.0
SB/RH Holdings, LLC [Member] | Fair Value [Member]
Debt Instrument [Line Items]
Total debt	$ 3,972.8	$ 3,804.9